Average Annual Total Returns - Highland Socially Responsible Equity Fund	Jan. 31, 2021
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	21.05%
5 Years	15.70%
10 Years	13.56%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.35%
5 Years	10.50%
10 Years	10.72%
Class A
Average Annual Return:
1 Year	6.53%
5 Years	6.74%
10 Years	10.15%
Inception Date	Dec. 31, 2096
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.42%
5 Years	1.22%
10 Years	6.74%
Inception Date	Dec. 31, 2096
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.25%	[1]
5 Years	3.73%	[1]
10 Years	7.38%	[1]
Inception Date	Dec. 31, 2096
Class C
Average Annual Return:
1 Year	5.85%
5 Years	5.95%
10 Years	9.33%
Inception Date	Sep. 30, 2099
Class Y
Average Annual Return:
1 Year	6.82%
5 Years	7.01%
10 Years	10.42%
Inception Date	Dec. 31, 2096

[1]

The 1 Year “Return After Taxes on Distributions and Sale of Fund Shares” loss for the period is offset by a capital loss benefit for the assumed sale of Fund shares. The 1 Year “Return After Taxes on Distributions” does not include an assumed sale for this period, therefore, this return does not reflect the offsetting capital loss.